EQUITY INCENTIVE PLAN AND STOCK BASED COMPENSATION EXPENSE	9 Months Ended
Sep. 30, 2023
Notable Labs Inc [Member]
Multiemployer Plan [Line Items]
EQUITY INCENTIVE PLAN AND STOCK BASED COMPENSATION EXPENSE

NOTE 11 – EQUITY INCENTIVE PLAN AND STOCK BASED COMPENSATION EXPENSE

2015 Equity Incentive Plan

The Company adopted the 2015 Equity Incentive Plan (the “2015 Plan”) in August 2015, which provides for the granting of ISO, NSO, and restricted shares to employees, directors, and consultants. The 2015 Plan authorized a total of 591,394 shares reserved for future issuance. Under amendments to the 2015 Plan, an additional 2,547,746 shares in 2017, 2,243,140 shares in 2019, and 500,000 shares in 2022 were authorized to be reserved for future issuance. As of September 30, 2023, there were 5,882,280 shares of common stock reserved for future issuance pursuant to the 2015 Plan.

Options under the 2015 Plan may be granted for periods of up to 10 years and at prices no less than 100% of the estimated fair value of the underlying shares of common stock on the date of grant as determined by the Board provided that the exercise price of an ISO granted to a 10% stockholder shall not be less than 110% of the estimated fair value of the shares on the date of grant. The 2015 Plan requires that options be exercised no later than 10 years after the grant. Options granted to employees generally vest ratably on a monthly basis over four years, subject to cliff vesting restrictions and continuing service.

The following summarizes stock option activity under the 2015 Plan:

	Options Outstanding
	Total Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding as of December 31, 2022	2,847,484	$1.43	7.3	$1,419
Granted	—	$—
Exercised	5,000	$1.01
Forfeited	16,667	$1.55
Cancelled	272,002	$1.03
Outstanding as of September 30, 2023	2,553,815	$1.47	7.3	$1,163
Exercisable as of September 30, 2023	1,855,561	$1.45	7.1	$894
Vested and expected to vest as of September 30, 2023	2,553,815	$1.47	7.3	$1,163

There was no restricted stock activity (RSA) under the 2015 Plan for the three and nine months ended September 30, 2023.

Stock-Based Compensation Expense

Stock-based compensation expense relating to stock options recognized in the Company’s statement of operations and comprehensive loss is as follows:

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2023	2022	2023	2022
Research and development	$24	$31	$75	$220
General and administrative	111	89	378	359

Total	$135	$120	$453	$579

As of September 30, 2023, the total stock-based compensation expense related to stock options not yet recognized was $0.6 million and will be recognized over a weighted-average remaining period of approximately 1.4 years.